Document and Entity Information	Sep. 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2022
Entity File Number	001-40147
Entity Registrant Name	QualTek Services Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-3584928
Entity Address State Or Province	PA
Entity Address, Address Line One	475 Sentry Parkway E
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Blue Bell
Entity Address, Postal Zip Code	19422
City Area Code	484
Local Phone Number	804-4585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839412
Amendment Flag	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	QTEK
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	QTEKW
Security Exchange Name	NASDAQ